Noncontrolling Interests and Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2020
Noncontrolling Interests and Redeemable Noncontrolling Interests
Noncontrolling Interests and Redeemable Noncontrolling Interests
17.	Noncontrolling Interests and Redeemable Noncontrolling Interests

NetEase Cloud Music

In the first quarter of 2017, pursuant to the agreements entered into by certain of the Group’s subsidiaries and VIE (together referred as “NetEase Cloud Music”) and some investors, one of NetEase Cloud Music’s PRC subsidiary (“Hangzhou Cloud Music”) issued equity interests with preferential rights to certain investors for a total cash consideration of RMB600.0 million. In addition, Hangzhou Cloud Music issued equity interest to one investor for a total cash consideration of RMB150.0 million. After the issuance of the equity interests, the investors together held approximately 12.59% equity interests in NetEase Cloud Music.

The Group determined that the equity interests with preferential rights of RMB600.0 million should be classified as redeemable noncontrolling interests since they are contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company. The redemption price equals initial investment plus annual interests. Equity interests issued of RMB150.0 million was classified as noncontrolling interests.

In the first quarter of 2018, due to the changes of NetEase Cloud Music financing plan, the Group repurchased all of the redeemable noncontrolling interests and noncontrolling interest issued in China by Hangzhou Cloud Music at a cash consideration of RMB780.0 million and RMB195.0 million, respectively (the “Onshore Repurchase”). The Group accounted for the Onshore Repurchase as an equity transaction, no gains or losses were recognized from the repurchase. The excess of the consideration transferred over the carrying amount of the noncontrolling interests surrendered, amounting to RMB63.9 million was recorded as a reduction to retained earnings. The excess of the consideration transferred over the carrying amount of the redeemable noncontrolling interests surrendered, amounting to RMB159.4 million was recognized as a deemed dividend to preferred shareholders, which also reduces the numerator for EPS calculation. The repurchased redeemable noncontrolling interest and noncontrolling interest of NetEase Cloud Music were then retired.

In 2018 and 2019, Cloud Village Inc. (“Cloud Village”), the Cayman holding company of NetEase Cloud Music issued preferred shares (“NetEase Cloud Music Preferred Shares”) to certain investors for an aggregated cash consideration of US$716.3 million and US$711.6 million (the “Offshore Issuance”), respectively.

In 2020, pursuant to the agreements entered between one of the redeemable noncontrolling interest and Cloud Village, Cloud Village repurchased this redeemable noncontrolling interest at a cash consideration of US$66.3 million. The Group accounted for the repurchase as an equity transaction, no gains or losses were recognized from the repurchase. The excess of the consideration transferred over the carrying amount of the redeemable noncontrolling interests surrendered, amounting to RMB207.0 million was recognized as a deemed dividend to preferred shareholders, among which RMB204.7 million attributable to the Company’s shareholders also reduces the numerator for EPS calculation.

As of December 31, 2020, the NetEase Cloud Music Preferred Shares investors together held approximately 36.3% issued and outstanding interests in NetEase Cloud Music. The Company still maintains in control of NetEase Cloud Music.

The NetEase Cloud Music Preferred Shares were entitled to certain preferences and privileges with respect to redemption. The Group determined that the preferred shares should be classified as redeemable noncontrolling interests since they are contingently redeemable upon the occurrence of a conditional event or a deemed redemption event, which is not solely within the control of the Group. The redemption price equals to the net initial investment amount plus annual interests, if any.

Youdao

In April 2018, Youdao issued equity interests with preferential rights (“Youdao Preferred Shares”) to two investors for a total cash consideration of US$70.0 million. The Group determined that the equity interests with preferential rights should be classified as redeemable noncontrolling interest since they are contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company. The redemption price equals to the net initial investment amount plus annual interests. Upon completion of the IPO of Youdao in October 2019, all Youdao Preferred Shares held by external preferred shareholders were automatically re-designated and converted on a one-for-one basis into Class A ordinary shares of Youdao.

Each issuance of the preferred shares is recognized at the respective issue price at the date of issuance net of issuance costs. The Group records accretions on the redeemable noncontrolling interest to the redemption value from the issuance dates to the earliest redemption dates if redemption is probable. The accretions using the effective interest method, are recorded as deemed dividends to preferred shareholders, which reduces retained earnings and equity classified noncontrolling interests, and earnings available to common shareholders in calculating basic and diluted earnings per share.